UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments	FMC Select Fund

January 31, 2016	(Unaudited)

	Shares	Value (000)
Common Stock (90.4%)
Banks (4.3%)
Wells Fargo	241,000	$12,106

Basic Industry (9.9%)
Danaher	150,000	12,998
Honeywell International	145,000	14,964

		27,962

Beverages (5.1%)
Anheuser-Busch InBev ADR	115,000	14,472

Chemicals (2.9%)
PPG Industries	85,000	8,085

Food (3.9%)
Nestle ADR	150,000	11,061

Health Care (12.7%)
Allergan PLC*	42,500	12,088
Johnson & Johnson	106,000	11,071
Perrigo	87,000	12,578

		35,737

Miscellaneous (12.7%)
Berkshire Hathaway, Cl B*	81,550	10,583
Brookfield Asset Management, Cl A	427,500	12,808
Onex	210,150	12,499

		35,890

Miscellaneous Consumer (9.6%)
Jarden*	232,500	12,334
Reckitt Benckiser Group(1)	165,000	14,591

		26,925

Retail (10.0%)
Autozone*	17,000	13,045
CVS Caremark	157,000	15,165

		28,210

Retail-Restaurants (4.0%)
Yum! Brands	155,000	11,217

Services (12.1%)
Aramark	354,000	11,310
H&R Block	330,000	11,237
Service Corporation International	475,000	11,490

		34,037

Technology (3.2%)
Apple	94,000	9,150

Total Common Stock
(Cost $152,735)		254,852

Schedule of Investments	FMC Select Fund

January 31, 2016	(Unaudited)

	Shares	Value (000)
Short-Term Investment (4.7%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 0.150%(2)
(Cost $13,252)	13,252,128	$13,252

Total Investments (95.1%)
(Cost $165,987)†		$268,104

Percentages are based on Net Assets (in thousands) of $281,826.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of January 31, 2016.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

†	As of January 31, 2016, the tax basis cost of the Fund’s investments was $165,987 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $105,053 and $(2,936), respectively.

As of January 31, 2016, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-001-2500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016